Cover	Aug. 28, 2023
Cover [Abstract]
Entity Registrant Name	CEL-SCI CORPORATION
Entity Central Index Key	0000725363
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 28, 2023
Entity File Number	001-11889
Entity Incorporation State Country Code	CO
Entity Tax Identification Number	84-0916344
Entity Address Address Line 1	8229 Boone Blvd. #802
Entity Address City Or Town	Vienna
Entity Address State Or Province	VA
Entity Address Postal Zip Code	22182
City Area Code	703
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	506-9460